SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 002-96924

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant's Telephone Number — (360) 734-9900

Date of fiscal year end: May 31, 2014
Date of reporting period: November 30, 2013

Item 1. Semi-Annual Report

Amana Mutual Funds Trust

Semi-Annual Report

November 30, 2013	Income Fund AMANX | AMINX Growth Fund AMAGX | AMIGX Developing World Fund AMDWX | AMIDX

Performance Summary (as of December 31, 2013)

Average Annual Returns (before any taxes paid by shareowners)	10 Year	5 Year	3 Year	1 Year	Expense Ratio¹
Amana Income Fund Investor Shares (AMANX)	11.16%	14.98%	13.18%	29.72%	1.19%
Amana Growth Fund Investor Shares (AMAGX)	10.74%	15.52%	10.27%	22.83%	1.11%
Amana Developing World Fund Investor Shares (AMDWX)	n/a	n/a	-0.84%	-0.65%	1.54%

Morningstar™ Ratings²	Overall	10 Year	5 Year	3 Year	1 Year
Amana Income Fund — "Large Blend" Category
Investor Shares (AMANX)	★ ★ ★ ★	★ ★ ★ ★ ★	★ ★	★ ★ ★	n/a
Institutional Shares (AMINX)	☆ ☆ ☆ ☆	☆ ☆ ☆ ☆ ☆	☆ ☆	☆ ☆ ☆	n/a
Number of Funds in Category	1,355	794	1,215	1,355	1,559

Amana Growth Fund — "Large Growth" Category
Investor Shares (AMAGX)	★ ★ ★	★ ★ ★ ★ ★	★ ★	★	n/a
Institutional Shares (AMIGX)	☆ ☆ ☆	☆ ☆ ☆ ☆ ☆	☆ ☆	☆	n/a
Number of Funds in Category	1,486	903	1,303	1,486	1,712

Amana Developing World Fund — "Diversified Emerging Markets" Category
Investor Shares (AMDWX)	★ ★ ★ ★	n/a	n/a	★ ★ ★ ★	n/a
Institutional Shares (AMIDX)	☆ ☆ ☆ ☆	n/a	n/a	☆ ☆ ☆ ☆	n/a
Number of Funds in Category	399	n/a	n/a	399	614

Lipper Quintile Rankings³	10 Year	5 Year	3 Year	1 Year
Amana Income Fund Investor Shares (AMANX) — "Equity Income" Category
Quintile Rank	1st	4th	4th	2nd
Absolute Rank (Number of Funds) in Category	4 (143)	173 (264)	213 (295)	143 (398)

Amana Growth Fund Investor Shares (AMAGX) — "Multi-Cap Growth" Category
Quintile Rank	1st	5th	5th	5th
Absolute Rank (Number of Funds) in Category	23 (252)	371 (393)	430 (447)	510 (521)

Amana Developing World Fund Investor Shares (AMDWX) — "Emerging Markets" Category
Quintile Rank	n/a	n/a	2nd	3rd
Absolute Rank (Number of Funds) in Category	n/a	n/a	125 (390)	269 (600)

Performance data quoted in this report represents past performance, is before any taxes payable by shareowners, and is no guarantee of future results. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end is available by calling toll-free 888/73-AMANA or visiting www.amanafunds.com. Average annual total returns are historical and include change in share value as well as reinvestment of dividends and capital gains, if any. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Amana Funds limit the securities they purchase to those consistent with Islamic principles, which limits opportunities and may increase risk.

Please consider an investment's objective, risks, charges, and expenses carefully before investing. To obtain a free prospectus or summary prospectus that contains this and other important information on the Amana Funds, please call toll-free 888/73-AMANA or visit www.amanafunds.com. Please read the prospectus or summary prospectus carefully before investing.

¹ By regulation, expense ratios shown in this table are as of the Funds' most recent prospectus which is dated September 25, 2013, and incorporates results for the fiscal year ended May 31, 2013. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different fiscal periods. Also by regulation, the performance in this table represents the most recent calendar quarter-end performance rather than performance through the Funds' most recent fiscal period.

² Source: Morningstar December 31, 2013. Morningstar, Inc. is an independent fund performance monitor. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of performance figures associated with its 3, 5, and 10 year (if applicable) Morningstar Rating metrics. Morningstar ratings represented as unshaded stars are based on extended performance, which includes adjusted historical returns (pre-inception returns).

³ Source: Lipper Inc., A Thomson Reuters Company, December 31, 2013. Lipper Inc. is a nationally recognized organization that ranks performance of mutual funds within a universe of funds that have similar investment objectives. Rankings are based on past performance with capital gains and dividends reinvested.

Amana Funds Institutional Shares began operations September 25, 2013, and are not yet rated by Lipper.

Fellow Shareowners:

Fueled by a recovering economy and stimulative government policies, US equity markets appreciated nicely for Amana's six-month fiscal period ended November 30, 2013. Total return for the S&P 500 Index was 11.91% and the Dow Jones Islamic Market US Total Return Index was 12.07%. Smaller US companies benefited too, with the Russell 1000 Index up 12.24% for the period. Foreign markets didn't fare as well, with the MSCI Emerging Markets Index returning 2.33%. Amana Growth Investor returned 10.44%, Amana Income Investor returned 11.58%, and Amana Developing World Investor returned -1.19%, during the same period.

The Amana Funds follow Islamic principles, which preclude most investments in the banking and financial sectors. We favor companies with low debt levels and strong balance sheets. These companies tend to underperform during times of low interest rates caused by monetary stimulus.

Top Long-Term Results

As experienced investors, we know that gains or losses over a short interval tell an incomplete story compared to performance evaluated over a lengthier time span. That's why the recognition that Amana continues to receive for superlative long-term performance is so important to our shareowners.

As of November 30, 2013, Amana Income Investor and Amana Growth Investor maintained strong performance rankings in their respective mutual fund categories. Amana Income Investor ranked #3 (out of 140 similar funds) in Lipper's Equity Income category for 10-year performance. Amana Growth Investor ranked #21 (out of 252 similar funds) in the Multi-Cap Growth category for 10-year performance.

Also as of November 30, 2013, Amana Income Investor and Amana Developing World Investor earned "Four Star" Morningstar Overall ratings. Morningstar's analysts continue to award both Amana Income and Amana Growth "Silver Shield" ratings. The shield ratings evaluate mutual funds based on five key pillars that Morningstar believes indicate funds that are more likely to outperform over the long term on a risk-adjusted basis. Please refer to the preceding page and following page for Amana's December 31 and November 30 longer-term performance data, respectively.

Institutional Shares

Amana's shareowners approved its reorganization into a Delaware trust, allowing the introduction of Institutional Shares for all three Funds on September 25. This is the first report reflecting both the new Institutional share class and the legacy Investor Shares. Without 12b-1 distribution expenses, Institutional Shares are proving popular. By December 31, Amana's Institutional shares attracted more than $151 million.

Going Forward

The US economy is notably improving: unemployment is declining, construction is back, and consumer spending is rising. US manufacturing is strengthening, with exports rising. Consumer confidence has recovered, with low interest rates boosting auto sales and housing. Significant federal government tax increases are collecting more than expected, at least in the short-term. Sequestration actually worked to moderate federal spending, and the Congress agreed to a rare budget compromise that projects less spending. Corporate earnings for 2014 may not improve over a healthy 2013, but the outlook for every industry varies.

The future is always different from the past, and we vigilantly watch for significant changes in major trends. Inflation, for example, looks to be dead for years to come. After a fifty-year expansion built on ever-increasing credit, we welcome deleveraging by governments and consumers. Governments are making progress at strengthening the global financial system. More efficient, web-based organizations are deflationary, meaning the internet's main effect on business is broadly lower prices and less need for employment. Yet, regardless of the trend, Amana will consistently invest in companies with histories of solid revenues, earnings, dividends, and balance sheets.

During the six months ended in November 2013, Amana's assets increased 2%. The impact of asset growth on fund expense ratios is twofold. Not only do higher assets help by spreading fixed expenses, but a fund's advisory fees may also be lowered (for example, to just 0.65% of individual fund assets over $1.5 billion). We watch expenses carefully and are pleased to report declines in the annualized expense ratios of all three Funds. For the six months, Amana Income Investor reports an expense ratio of 1.14%, Amana Growth Investor 1.07% and Amana Developing World Investor 1.45%. Without a year of operations, the expense ratios of the Institutional Shares are not fully established, but they can be expected to be about 0.25% annually less than the Investor Shares.

Amana Mutual Funds embody basic principles of sound finance: good governance, transparency, fairness, and risk sharing. The Trustees are active, taking seriously their responsibilities to shareowners. For more information, please visit www.amanafunds.com or call 1-888/73-AMANA.

Respectfully,

(photo omitted)

Nicholas Kaiser,
President & Portfolio Manager

(photo omitted)

Talat Othman,
Independent Board Chairman

Semi-Annual Report November 30, 2013	3

Performance Summary (as of November 30, 2013)

Morningstar™ Ratings¹	Overall	10 Year	5 Year	3 Year	1 Year
Amana Income Fund — "Large Blend" Category
Investor Shares (AMANX)	★ ★ ★ ★	★ ★ ★ ★ ★	★ ★ ★	★ ★ ★	n/a
Institutional Shares (AMINX)	☆ ☆ ☆ ☆	☆ ☆ ☆ ☆ ☆	☆ ☆ ☆	☆ ☆ ☆	n/a
Number of Funds in Category	1,347	778	1,208	1,347	1,535

Amana Growth Fund — "Large Growth" Category
Investor Shares (AMAGX)	★ ★ ★	★ ★ ★ ★ ★	★ ★	★	n/a
Institutional Shares (AMIGX)	☆ ☆ ☆	☆ ☆ ☆ ☆ ☆	☆ ☆	☆	n/a
Number of Funds in Category	1,482	891	1,303	1,482	1,696

Amana Developing World Fund — "Diversified Emerging Markets" Category
Investor Shares (AMDWX)	★ ★ ★ ★	n/a	n/a	★ ★ ★ ★	n/a
Institutional Shares (AMIDX)	☆ ☆ ☆ ☆	n/a	n/a	☆ ☆ ☆ ☆	n/a
Number of Funds in Category	379	n/a	n/a	379	598

Lipper Quintile Rankings²	10 Year	5 Year	3 Year	1 Year
Amana Income Fund Investor Shares (AMANX) — "Equity Income" Category
Quintile Rank	1st	4th	4th	2nd
Absolute Rank (Number of Funds) in Category	3 (140)	175 (262)	215 (293)	113 (389)

Amana Growth Fund Investor Shares (AMAGX) — "Multi-Cap Growth" Category
Quintile Rank	1st	5th	5th	5th
Absolute Rank (Number of Funds) in Category	21 (252)	367 (392)	432 (445)	503 (513)

Amana Developing World Fund Investor Shares (AMDWX) — "Emerging Markets" Category
Quintile Rank	n/a	n/a	3rd	3rd
Absolute Rank (Number of Funds) in Category	n/a	n/a	167 (372)	295 (587)

Performance data quoted above represents past performance and is no guarantee of future results. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end is available by calling toll-free 888/73-AMANA or visiting www.amanafunds.com.

¹ Source: Morningstar November 30, 2013. Morningstar, Inc. is an independent fund performance monitor. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return™ measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating™ for a fund is derived from a weighted average of performance figures associated with its 3, 5, and 10 year (if applicable) Morningstar Rating™ metrics. Morningstar ratings represented as unshaded stars are based on extended performance, which includes adjusted historical returns (pre-inception returns).

² Source: Lipper Inc., A Thomson Reuters Company, November 30, 2013. Lipper Inc. is a nationally recognized organization that ranks performance of mutual funds within a universe of funds that have similar investment objectives. Quintile Rankings are based on past performance with capital gains and dividends reinvested.

Amana Funds Institutional Shares began operations September 25, 2013, and are not yet rated by Lipper.

The Morningstar Analyst Rating is not a credit or risk rating. It is a subjective evaluation performed by the mutual fund analysts of Morningstar, Inc. Morningstar evaluates funds based on five key pillars, which are process, performance, people, parent, and price. Morningstar's analysts use this 5 pillar evaluation to identify funds they believe are more likely to outperform over the long term on a risk-adjusted basis. Analysts consider quantitative and qualitative factors in their research, but the assessment of each pillar and how they are combined is driven by the analyst's overall assessment and overseen by Morningstar's Analyst Rating Committee. The approach serves not as a formula but as a framework to ensure consistency across Morningstar's global coverage universe.

The Analyst Rating scale ranges from Gold to Negative, with Gold being the highest rating and Negative being the lowest rating. A fund with a "Gold" rating distinguishes itself across the five pillars and has garnered the analysts' highest level of conviction. A fund with a "Silver" rating has notable advantages across several, but perhaps not all, of the five pillars — strengths that give the analysts a high level of conviction. A "Bronze"-rated fund has advantages that outweigh the disadvantages across the five pillars, with sufficient level of analyst conviction to warrant a positive rating. A fund with a "Neutral" rating isn't seriously flawed across the 5 pillars, nor does it distinguish itself very positively. A "Negative"-rated fund is flawed in at least one pillar, if not more, and is considered an inferior offering to its peers. Analyst Ratings are re-evaluated every 14 months. For more detailed information about Morningstar's Analyst Rating, including its methodology, please go to www.morningstar.com.

The Morningstar Analyst Rating should not be used as the sole basis in evaluating a mutual fund. Morningstar Analyst Ratings are based on Morningstar's current expectations about future events; therefore, in no way does Morningstar or Amana Mutual Funds represent ratings as a guarantee, nor should they be viewed by an investor as such. Morningstar Analyst Ratings involve unknown risks and uncertainties, which may cause Morningstar's expectations not to occur or to differ significantly from what was expected.

4	Semi-Annual Report November 30, 2013

Amana Income Fund: Performance Summary

Average Annual Returns (as of November 30, 2013)

	10 Year	5 Year	1 Year	Expense Ratio¹
Investor Shares (AMANX)	11.92%	14.90%	28.87%	1.19%
Institutional Shares (AMINX)²	n/a	n/a	n/a	0.94%
S&P 500 Index	7.68%	17.58%	30.30%	n/a

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in Investor Shares of the Fund on November 30, 2003, to an identical amount invested in the S&P 500 Index, a broad-based stock market index. The graph shows that an investment in Investor Shares of the Fund would have risen to $30,849 versus $20,970 in the Index.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, expense ratios shown in this table are as of the Funds' most recent prospectus, which is dated September 25, 2013, and incorporates results for the fiscal year ended May 31, 2013. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different fiscal periods.

² Institutional shares of the Amana Income Fund began operations September 25, 2013, and consequently have no returns to report.

Fund Objective

The objectives of the Income Fund are current income and preservation of capital, consistent with Islamic principles; current income is its primary objective.

Top Ten Holdings		Portfolio Diversification
% of Fund Assets
Nike	3.1%
Bristol-Myers Squibb	2.6%
Illinois Tool Works	2.5%
Colgate-Palmolive	2.5%
W.W. Grainger	2.4%
Microsoft	2.4%
Pfizer	2.4%
Canadian National Railway	2.4%
Honeywell International	2.3%
Rockwell Automation	2.3%

Industry weightings are shown as a percentage of total net assets.

Semi-Annual Report November 30, 2013	5

Amana Income Fund: Schedule of Investments

Common Stocks — 97.6%	Number of Shares	Cost	Market Value	Percentage of Assets

Communications

Local Media
Pearson ADS	300,000	$4,106,896	$6,633,000	0.4%

Telecom Carriers
Chunghwa Telecom ADS	555,154	12,616,984	17,276,393	1.1%
Telstra ADR	150,000	2,505,532	3,450,000	0.2%
Telus	168,000	3,783,808	5,945,520	0.4%
Vodafone Group ADS	250,000	6,685,242	9,272,500	0.6%
		25,591,566	35,944,413	2.3%

		29,698,462	42,577,413	2.7%

Consumer Discretionary

Apparel, Footwear, Accessory Design
Nike	620,000	18,670,511	49,066,800	3.1%

Auto Parts
Johnson Controls	600,000	17,273,567	30,306,000	1.9%

Automotive Wholesale
Genuine Parts	400,000	15,835,680	33,136,000	2.1%

Home Improvement
Stanley Black & Decker	100,000	6,793,209	8,139,000	0.5%

		58,572,967	120,647,800	7.6%

Consumer Staples

Beverages
PepsiCo	400,000	25,131,621	33,784,000	2.1%

Food Manufacturing
General Mills	600,000	19,156,589	30,258,000	1.9%
JM Smucker	250,000	13,340,013	26,060,000	1.6%
Kellogg	465,000	23,220,878	28,197,600	1.8%
McCormick & Co	300,000	14,110,805	20,700,000	1.3%
		69,828,285	105,215,600	6.6%

Household Products Manufacturing
Colgate-Palmolive	600,000	21,167,901	39,486,000	2.5%
Kimberly-Clark	300,000	19,381,392	32,748,000	2.1%
Procter & Gamble	400,000	23,489,880	33,688,000	2.1%
Unilever ADS	325,000	8,850,327	13,162,500	0.8%
		72,889,500	119,084,500	7.5%

		167,849,406	258,084,100	16.2%

Energy

Exploration & Production
EnCana	432,000	12,073,139	8,290,080	0.5%

Continued on next page.

6	Semi-Annual Report November 30, 2013	The accompanying notes are an integral part of these financial statements.

Amana Income Fund: Schedule of Investments

Common Stocks — 97.6%	Number of Shares	Cost	Market Value	Percentage of Assets

Energy (continued)

Integrated Oils
Cenovus	400,000	$10,078,223	$11,684,000	0.8%
ConocoPhillips	330,000	13,482,952	24,024,000	1.5%
Exxon Mobil	350,000	23,656,109	32,718,000	2.1%
Total ADS	375,000	20,975,783	22,620,000	1.4%
		68,193,067	91,046,000	5.8%

Refining & Marketing
Phillips 66	210,000	6,845,517	14,618,100	0.9%

		87,111,723	113,954,180	7.2%

Health Care

Health Care Supplies
Becton, Dickinson & Co.	210,000	15,293,814	22,803,900	1.4%

Large Pharmaceuticals
Abbott Laboratories	350,000	8,392,885	13,366,500	0.8%
AbbVie	350,000	9,148,094	16,957,500	1.1%
AstraZeneca ADS	260,000	11,239,304	14,869,400	0.9%
Bristol-Myers Squibb	800,000	19,124,096	41,104,000	2.6%
Eli Lilly	620,000	22,314,728	31,136,400	2.0%
GlaxoSmithKline ADS	600,000	23,543,156	31,752,000	2.0%
Johnson & Johnson	331,500	22,804,119	31,379,790	2.0%
Novartis ADS	450,000	22,518,080	35,604,000	2.2%
Pfizer	1,200,000	22,076,629	38,076,000	2.4%
		161,161,091	254,245,590	16.0%

		176,454,905	277,049,490	17.4%

Industrials

Aerospace & Defense Parts
United Technologies	250,000	14,326,612	27,715,000	1.8%

Flow Control Equipment
Parker Hannifin	275,000	12,527,667	32,406,000	2.0%

Industrial Automation Controls
Emerson Electric	450,000	20,934,219	30,145,500	1.9%
Honeywell International	420,000	18,292,580	37,174,200	2.3%
		39,226,799	67,319,700	4.2%

Industrial Machinery Manufacturing
Regal-Beloit	100,000	4,068,804	7,358,000	0.5%

Industrial Supply Distribution
W.W. Grainger	150,000	14,706,937	38,688,000	2.4%

Measurement Instruments
Rockwell Automation	325,000	15,208,967	36,913,500	2.3%

Post & Courier Services
United Parcel Service	300,000	19,152,084	30,714,000	1.9%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2013	7

Amana Income Fund: Schedule of Investments

Common Stocks — 97.6%	Number of Shares	Cost	Market Value	Percentage of Assets

Industrials (continued)

Rail Freight Transportation
Canadian National Railway	332,000	$15,888,044	$37,350,000	2.4%

		135,105,914	278,464,200	17.5%

Materials

Agricultural Chemicals
Potash Corp of Saskatchewan	250,000	8,113,615	7,912,500	0.5%

Base Metals
Freeport-McMoRan Copper & Gold	440,000	15,495,689	15,263,600	1.0%

Basic & Diversified Chemicals
Air Products & Chemicals	250,000	16,422,819	27,207,500	1.7%
Methanex	300,000	5,849,587	18,420,000	1.2%
PPG Industries	200,000	13,211,578	36,812,000	2.3%
Praxair	220,000	16,103,769	27,777,200	1.7%
		51,587,753	110,216,700	6.9%

Containers & Packaging Manufacturing
3M	260,000	19,087,244	34,712,600	2.2%
Illinois Tool Works	500,000	23,226,178	39,790,000	2.5%
		42,313,422	74,502,600	4.7%

Roofing Materials Manufacturing
Carlisle	460,000	14,269,102	33,814,600	2.1%

Specialty Chemicals
BASF ADR	140,000	5,118,606	14,971,600	0.9%
E.I. du Pont de Nemours	500,000	23,186,120	30,690,000	1.9%
RPM International	180,000	3,642,493	7,128,000	0.5%
		31,947,219	52,789,600	3.3%

Steel Producers
Nucor	250,000	11,530,574	12,765,000	0.8%
Tenaris ADS	110,000	3,439,736	4,929,100	0.3%
		14,970,310	17,694,100	1.1%

		178,697,110	312,193,700	19.6%

Technology

Information Services
Dun & Bradstreet	150,000	11,599,030	17,527,500	1.1%

Infrastructure Software
Microsoft	1,000,000	24,161,315	38,130,000	2.4%

Semiconductor Devices
Intel	1,200,000	21,854,225	28,608,000	1.8%
Microchip Technology	600,000	17,526,721	25,974,000	1.6%
		39,380,946	54,582,000	3.4%

Semiconductor Manufacturing Services
Taiwan Semiconductor ADS	1,500,000	16,043,323	26,595,000	1.7%

		91,184,614	136,834,500	8.6%

Continued on next page.

8	Semi-Annual Report November 30, 2013	The accompanying notes are an integral part of these financial statements.

Amana Income Fund: Schedule of Investments

Common Stocks — 97.6%	Number of Shares	Cost	Market Value	Percentage of Assets

Utilities

Utility Networks
Enersis ADS	100,000	$2,020,000	$1,564,000	0.1%
National Fuel Gas	170,000	7,593,521	11,471,600	0.7%

		9,613,521	13,035,600	0.8%

Total Common stocks		$934,288,622	$1,552,840,983	97.6%

Halal Income — 0.3%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Sukuk

Malaysian Government
1Malaysia Sukuk	3.928% due 06/04/2015	$5,000,000	$5,198,485	0.3%

Total investments	(Cost = $939,417,036)		1,558,039,468	97.9%
Other assets (net of liabilities)			34,067,701	2.1%
Total net assets			$1,592,107,169	100.0%
ADS: American Depositary Share ADR: American Depositary Receipt

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2013	9

Amana Income Fund

Statement of Assets and Liabilities
As of November 30, 2013

Assets
Investments in securities, at value (Cost $939,417,036)	$1,558,039,468
Cash	29,554,925
Dividends and Income	5,481,830
Receivable for Fund shares sold	506,409
Prepaid expenses	17,016
Insurance reserve premium	2,529
Total assets	1,593,602,177
Liabilities
Payable to affiliates	1,136,482
Payable for Fund shares redeemed	253,509
Accrued distribution fee	105,017
Total liabilities	1,495,008
Net Assets	$1,592,107,169

Analysis of Net Assets
Paid-in capital (unlimited shares authorized, without par value)	$967,655,739
Undistributed net investment income	11,094,274
Accumulated net realized loss	(5,265,276)
Unrealized net appreciation on investments	618,622,432
Net assets applicable to Fund shares outstanding	$1,592,107,169

Net asset value per Investor share	AMANX
Net assets, at value	$1,531,441,476
Shares outstanding	35,386,276
Net asset value, offering and redemption price per share	$43.28

Net asset value per Institutional share	AMINX
Net assets, at value	$60,665,693
Shares outstanding	1,401,208
Net asset value, offering and redemption price per share	$43.30

Statement of Operations
Period ended November 30, 2013

Investment income
Dividends (Net of foreign taxes of $504,485)	$19,393,862
Halal income	56,310
Miscellaneous income	246
Gross investment income	19,450,418
Expenses
Investment adviser fees	6,338,409
Distribution fees — Investor Shares	1,851,570
Printing and postage	118,904
Custodian fees	36,166
Shareowner servicing fees
Investor Shares	32,677
Institutional Shares	12
Professional fees	27,360
Chief Compliance Officer expenses	20,420
Trustee fees	16,731
Filing and registration fees	15,351
Other expenses	15,162
Retirement plan custodial fees
Investor Shares	14,418
Institutional Shares	47
Total gross expenses	8,487,227
Less custodian fee credits	(36,166)
Net expenses	8,451,061
Net investment income	$10,999,357

Net realized loss from investments and foreign currency	$(304,164)
Net increase in unrealized appreciation on investments	154,464,007
Net gain on investments	$154,159,843

Net increase in net assets resulting from operations	$165,159,200

10	Semi-Annual Report November 30, 2013	The accompanying notes are an integral part of these financial statements.

Amana Income Fund

Statements of Changes in Net Assets	Period ended November 30, 2013	Year ended May 31, 2013
Increase (decrease) in net assets from operations
From operations
Net investment income	$10,999,357	$21,035,226
Net realized loss on investments	(304,164)	(4,956,393)
Net increase in unrealized appreciation	154,464,007	271,061,832
Net increase in net assets	165,159,200	287,140,665
Distributions to shareowners from
Net investment income
Investor Shares	-	(21,284,665)
Institutional Shares	-	-
Capital gains distribution
Investor Shares	-	(431,052)
Institutional Shares	-	-
Total distributions	-	(21,715,717)
Capital share transactions
Proceeds from the sale of shares
Investor Shares	149,248,011	225,299,456
Institutional Shares	60,437,379	-
Value of shares issued in reinvestment of dividends and distributions
Investor Shares	-	20,913,224
Institutional Shares	-	-
Cost of shares redeemed
Investor Shares	(215,025,774)	(375,198,470)
Institutional Shares	(1,174,686)	-
Early redemption fees retained	2,219	23,580
Net decrease in net assets	(6,512,851)	(128,962,210)
Total increase in net assets	158,646,349	136,462,738

Net assets
Beginning of period	1,433,460,820	1,296,998,082
End of period	1,592,107,169	1,433,460,820

Undistributed net investment income	$11,094,274	$94,917

Shares of the Fund sold and redeemed
Investor Shares (AMANX)
Number of shares sold	3,696,656	6,350,555
Number of shares issued in reinvestment of dividends and distributions	-	577,079
Number of shares redeemed	(5,262,903)	(10,798,292)
Net decrease in number of shares outstanding	(1,566,247)	(3,870,658)

Institutional Shares (AMINX)
Number of shares sold	1,428,425	-
Number of shares issued in reinvestment of dividends and distributions	-	-
Number of shares redeemed	(27,217)	-
Net increase in number of shares outstanding	1,401,208	-

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2013	11

Amana Income Fund: Financial Highlights

Investor Shares (AMANX)
Selected data per share of outstanding capital stock throughout each period:	Period ended	Year ended May 31,
	Nov. 30, 2013	2013	2012	2011	2010	2009
Net asset value at beginning of period	$38.79	$31.77	$33.91	$27.28	$24.27	$31.49
Income from investment operations
Net investment income	0.31	0.58	0.49	0.44	0.35	0.34¹
Net gains (losses) on securities (both realized and unrealized)	4.18	7.03	(1.98)	6.63	3.01	(7.28)
Total from investment operations	4.49	7.61	(1.49)	7.07	3.36	(6.94)
Less distributions
Dividends (from net investment income)	-	(0.58)	(0.49)	(0.44)	(0.35)	(0.28)
Distributions (from capital gains)	-	(0.01)	(0.17)	-	-	(0.01)
Total distributions	-	(0.59)	(0.66)	(0.44)	(0.35)	(0.29)
Paid-in capital from early redemption fees	0.00²	0.00²	0.01	0.00²	0.00²	0.01

Net asset value at end of period	$43.28	$38.79	$31.77	$33.91	$27.28	$24.27

Total Return	11.58%³	24.08%	(4.36)%	25.97%	13.80%	(22.01)%

Ratios / supplemental data
Net assets ($000), end of period	$1,531,441	$1,433,461	$1,296,998	$1,399,997	$1,067,854	$691,412
Ratio of expenses to average net assets
Before custodian fee credits	1.14%[4]	1.19%	1.20%	1.21%	1.26%	1.33%
After custodian fee credits	1.14%[4]	1.18%	1.20%	1.20%	1.25%	1.32%
Ratio of net investment income after custodian fee credits to average net assets	1.47%[4]	1.58%	1.52%	1.47%	1.33%	1.39%
Portfolio turnover rate	0%³	1%	3%	3%	5%	6%
¹ Calculated using average shares outstanding ² Amount is less than $0.01 ³ Not Annualized [4] Annualized

Institutional Shares (AMINX)
Selected data per share of outstanding capital stock throughout each period:	Period ended¹
Nov. 30, 2013
Net asset value at beginning of period	$40.66
Income from investment operations
Net investment income	0.10
Net gains on securities (both realized and unrealized)	2.54
Total from investment operations	2.64
Less distributions
Dividends (from net investment income)	-
Distributions (from capital gains)	-
Total distributions	-
Paid-in capital from early redemption fees	0.00²

Net asset value at end of period	$43.30

Total Return	6.49%³

Ratios / supplemental data
Net assets ($000), end of period	$60,666
Ratio of expenses to average net assets
Before custodian fee credits	0.90%[4]
After custodian fee credits	0.90%[4]
Ratio of net investment income after custodian fee credits to average net assets	2.43%[4]
Portfolio turnover rate	0%³
¹ Operations commenced on 09/25/2013 ² Amount is less than $0.01 ³ Since inception 09/25/2013; not annualized [4] Since inception 09/25/2013; annualized

12	Semi-Annual Report November 30, 2013	The accompanying notes are an integral part of these financial statements.

Amana Growth Fund: Performance Summary

Average Annual Returns (as of November 30, 2013)

	10 Year	5 Year	1 Year	Expense Ratio¹
Investor Shares (AMAGX)	10.82%	15.60%	20.88%	1.11%
Institutional Shares (AMIGX)²	n/a	n/a	n/a	0.86%
S&P 500 Index	7.68%	17.58%	30.30%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in Investor Shares of the Fund on November 30, 2003, to an identical amount invested in the S&P 500 Index, a broad-based stock market index. The graph shows that an investment in Investor Shares of the Fund would have risen to $27,926 versus $20,970 in the Index.

Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, expense ratios shown in this table are as of the Funds' most recent prospectus, which is dated September 25, 2013, and incorporates results for the fiscal year ended May 31, 2013. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different fiscal periods.

² Institutional shares of the Amana Growth Fund began operations September 25, 2013, and consequently have no returns to report.

Fund Objective

The primary objective of the Growth Fund is long-term capital growth, consistent with Islamic principles.

Top Ten Holdings		Portfolio Diversification
% of Fund Assets
Google	4.3%
Adobe Systems	3.5%
Amgen	3.2%
Intuit	2.9%
Qualcomm	2.8%
Johnson & Johnson	2.7%
TJX Companies	2.7%
Apple	2.7%
Trimble Navigation	2.6%
Church & Dwight	2.5%

Industry weightings are shown as a percentage of total net assets.

Semi-Annual Report November 30, 2013	13

Amana Growth Fund: Schedule of Investments

Common Stocks — 98.3%	Number of Shares	Cost	Market Value	Percentage of Assets

Communications

Internet Media
Google¹	85,000	$38,721,713	$90,065,150	4.3%

Local Media
John Wiley & Sons	75,000	2,444,560	3,822,000	0.2%

Telecom Carriers
Akamai Technologies¹	1,000,000	21,444,890	44,720,000	2.2%

		62,611,163	138,607,150	6.7%

Consumer Discretionary

Auto Parts
Gentex	700,000	14,110,974	20,867,000	1.0%

Automotive Wholesale
Genuine Parts	125,000	5,729,519	10,355,000	0.5%

General Merchant Wholesalers
Fastenal	800,000	20,471,439	37,224,000	1.8%

Home Product Stores
Lowe's	790,000	18,730,150	37,509,200	1.8%

Other Specialty Retail — Discretionary
PetSmart	660,000	18,606,975	48,912,600	2.4%

Specialty Apparel Stores
TJX Companies	900,000	18,957,770	56,592,000	2.7%
Urban Outfitters¹	500,000	18,775,643	19,510,000	0.9%
		37,733,413	76,102,000	3.6%

Toys & Games
Mattel	200,000	5,478,474	9,254,000	0.4%

		120,860,944	240,223,800	11.5%

Consumer Staples

Beverages
Monster Beverage¹	350,000	5,883,355	20,713,000	1.0%
PepsiCo	600,000	36,524,584	50,676,000	2.4%
		42,407,939	71,389,000	3.4%

Household Products Manufacturing
Church & Dwight	800,000	31,059,800	52,200,000	2.5%
Clorox	475,000	28,611,552	44,255,750	2.1%
Estee Lauder	640,000	26,422,283	47,974,400	2.3%
		86,093,635	144,430,150	6.9%

		128,501,574	215,819,150	10.3%

Energy

Integrated Oils
Cenovus	500,000	11,367,923	14,605,000	0.7%

		11,367,923	14,605,000	0.7%

Continued on next page.

14	Semi-Annual Report November 30, 2013	The accompanying notes are an integral part of these financial statements.

Amana Growth Fund: Schedule of Investments

Common Stocks — 98.3%	Number of Shares	Cost	Market Value	Percentage of Assets

Health Care

Biotech
Amgen	585,000	$32,516,786	$66,736,800	3.2%
Celgene¹	100,000	7,547,036	16,177,000	0.8%
		40,063,822	82,913,800	4.0%

Health Care Facilities
VCA Antech¹	620,000	17,290,742	18,569,000	0.9%

Health Care Supply Chain
Express Scripts¹	650,000	22,597,762	43,777,500	2.1%

Large Pharmaceuticals
Eli Lilly	650,000	23,224,550	32,643,000	1.6%
Johnson & Johnson	600,000	36,611,701	56,796,000	2.7%
Novartis ADS	650,000	30,201,783	51,428,000	2.5%
Novo Nordisk ADS	220,000	10,428,308	39,320,600	1.9%
		100,466,342	180,187,600	8.7%

Managed Care
Humana	300,000	8,676,855	31,197,000	1.5%

Medical Equipment
Dentsply International	675,000	21,272,192	32,103,000	1.5%

Orthopedic Devices
Stryker	300,000	15,657,168	22,326,000	1.1%

		226,024,883	411,073,900	19.8%

Industrials

Building Sub-Contractors
EMCOR	700,000	14,885,660	27,811,000	1.3%

Flow Control Equipment
Crane	300,000	10,212,899	18,693,000	0.9%

Industrial Machinery Manufacturing
Regal-Beloit	300,000	17,345,995	22,074,000	1.1%

Measurement Instruments
Agilent Technologies	900,000	22,797,417	48,213,000	2.3%
Trimble Navigation¹	1,700,000	20,463,059	54,230,000	2.6%
		43,260,476	102,443,000	4.9%

Metalworking Machinery Manufacturing
Lincoln Electric	500,000	13,126,984	35,740,000	1.7%

Post & Courier Services
United Parcel Service	500,000	33,511,923	51,190,000	2.5%

Rail Freight Transportation
Norfolk Southern	500,000	26,797,903	43,845,000	2.1%
Union Pacific	276,327	30,102,567	44,776,027	2.2%
		56,900,470	88,621,027	4.3%

		189,244,407	346,572,027	16.7%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2013	15

Amana Growth Fund: Schedule of Investments

Common Stocks — 98.3%	Number of Shares	Cost	Market Value	Percentage of Assets

Materials

Agricultural Chemicals
Potash Corp. of Saskatchewan	900,000	$20,854,762	$28,485,000	1.4%

		20,854,762	28,485,000	1.4%

Technology

Application Software
Adobe Systems¹	1,300,000	40,019,763	73,814,000	3.5%
Intuit	814,000	25,827,086	60,423,220	2.9%
SAP ADS	600,000	34,841,094	49,632,000	2.4%
		100,687,943	183,869,220	8.8%

Communications Equipment
Apple	100,000	2,876,770	55,607,000	2.7%
Cisco Systems	2,000,000	39,273,610	42,500,000	2.0%
Harris	410,000	12,592,772	26,449,100	1.3%
		54,743,152	124,556,100	6.0%

Information Services
Gartner¹	300,000	8,580,120	19,395,000	0.9%

Infrastructure Software
Oracle	800,000	16,168,350	28,232,000	1.3%

IT Services
Convergys	690,000	9,993,745	14,158,800	0.7%
Infosys ADS	500,000	21,031,185	27,010,000	1.3%
International Business Machines	250,000	26,711,857	44,920,000	2.2%
		57,736,787	86,088,800	4.2%

Semiconductor Capital Equipment
ASML	462,000	17,639,136	43,141,560	2.1%

Semiconductor Devices
Intel	1,325,000	24,432,415	31,588,000	1.5%
Qualcomm	800,000	30,482,851	58,864,000	2.8%
SanDisk	370,000	15,992,445	25,215,500	1.2%
Xilinx	600,000	14,947,540	26,658,000	1.3%
		85,855,251	142,325,500	6.8%

Semiconductor Manufacturing Services
Taiwan Semiconductor ADS	1,243,297	12,977,323	22,043,656	1.1%

		354,388,062	649,651,836	31.2%

Total investments		$1,113,853,718	2,045,037,863	98.3%
Other assets (net of liabilities)			36,299,553	1.7%
Total net assets			$2,081,337,416	100.0%
¹ Non-income producing security ADS: American Depositary Share ADR: American Depositary Receipt

16	Semi-Annual Report November 30, 2013	The accompanying notes are an integral part of these financial statements.

Amana Growth Fund

Statement of Assets and Liabilities
As of November 30, 2013

Assets
Investments in securities, at value (Cost $1,113,853,718)	$2,045,037,863
Cash	34,576,029
Dividends and Income	3,840,401
Receivable for Fund shares sold	301,984
Total assets	2,083,756,277
Liabilities
Payable to affiliates	1,414,319
Payable for Fund shares redeemed	795,666
Accrued distribution fee	137,041
Accrued expenses	71,835
Total liabilities	2,418,861
Net Assets	$2,081,337,416

Analysis of Net Assets
Paid-in capital (unlimited shares authorized, without par value)	$1,088,048,296
Undistributed net investment income	13,016,067
Accumulated net realized gain	49,088,908
Unrealized net appreciation on investments	931,184,145
Net assets applicable to Fund shares outstanding	$2,081,337,416

Net asset value per Investor share	AMAGX
Net assets, at value	$2,003,896,525
Shares outstanding	62,504,140
Net asset value, offering and redemption price per share	$32.06

Net asset value per Institutional share	AMIGX
Net assets, at value	$77,440,891
Shares outstanding	2,414,018
Net asset value, offering and redemption price per share	$32.08

Statement of Operations
Period ended November 30, 2013

Investment income
Dividends (Net of foreign taxes of $339,057)	$16,017,037
Miscellaneous income	1,585
Gross investment income	16,018,622
Expenses
Investment adviser fees	8,382,793
Distribution fees — Investor Shares	2,630,278
Printing and postage	104,853
Shareowner servicing fees
Investor Shares	52,187
Institutional Shares	19
Custodian fees	52,069
Professional fees	39,466
Chief Compliance Officer expenses	30,339
Trustee fees	26,962
Retirement plan custodial fees
Investor Shares	25,419
Institutional Shares	51
Other expenses	20,280
Filing and registration fees	14,694
Total gross expenses	11,379,410
Less custodian fee credits	(52,069)
Net expenses	11,327,341
Net investment income	$4,691,281

Net realized gain from investments and foreign currency	$52,651,873
Net increase in unrealized appreciation on investments	150,020,423
Net gain on investments	$202,672,296

Net increase in net assets resulting from operations	$207,363,577

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2013	17

Amana Growth Fund

Statements of Changes in Net Assets	Period ended November 30, 2013	Year ended May 31, 2013
Increase (decrease) in net assets from operations
From operations
Net investment income	$4,691,281	$9,842,579
Net realized gain on investments	52,651,873	2,915,443
Net increase in unrealized appreciation	150,020,423	295,691,218
Net increase in net assets	207,363,577	308,449,240
Distributions to shareowners from
Net investment income
Investor Shares	-	(5,476,978)
Institutional Shares	-	-
Total distributions	-	(5,476,978)
Capital share transactions
Proceeds from the sale of shares
Investor Shares	101,999,631	347,428,774
Institutional Shares	77,615,861	-
Value of shares issued in reinvestment of dividends and distributions
Investor Shares	-	5,284,345
Institutional Shares	-	-
Cost of shares redeemed
Investor Shares	(488,701,139)	(665,717,222)
Institutional Shares	(2,166,685)	-
Early redemption fees retained	4,687	28,484
Net decrease in net assets	(311,247,645)	(312,975,619)
Total decrease in net assets	(103,884,068)	(10,003,357)

Net assets
Beginning of period	2,185,221,484	2,195,224,841
End of period	2,081,337,416	2,185,221,484

Undistributed net investment income	$13,016,067	$8,324,786

Shares of the Fund sold and redeemed
Investor Shares (AMAGX)
Number of shares sold	3,409,064	12,798,528
Number of shares issued in reinvestment of dividends and distributions	-	196,517
Number of shares redeemed	(16,171,831)	(24,437,795)
Net decrease in number of shares outstanding	(12,762,767)	(11,442,750)

Institutional Shares (AMIGX)
Number of shares sold	2,482,274	-
Number of shares issued in reinvestment of dividends and distributions	-	-
Number of shares redeemed	(68,256)	-
Net increase in number of shares outstanding	2,414,018	-

18	Semi-Annual Report November 30, 2013	The accompanying notes are an integral part of these financial statements.

Amana Growth Fund: Financial Highlights

Investor Shares (AMAGX)
Selected data per share of outstanding capital stock throughout each period:	Period ended	Year ended May 31,
	Nov. 30, 2013	2013	2012	2011	2010	2009
Net asset value at beginning of period	$29.03	$25.32	$26.07	$21.19	$17.69	$23.26
Income from investment operations
Net investment income	0.07	0.13	0.06	0.02	(0.01)	(0.02)
Net gains (losses) on securities (both realized and unrealized)	2.96	3.65	(0.80)	4.88	3.51	(5.48)
Total from investment operations	3.03	3.78	(0.74)	4.90	3.50	(5.50)
Less distributions
Dividends (from net investment income)	-	(0.07)	(0.01)	(0.02)	-	-
Distributions (from capital gains)	-	-	-	-	-	(0.07)
Total distributions	-	(0.07)	(0.01)	(0.02)	-	(0.07)
Paid-in capital from early redemption fees	0.00¹	0.00¹	0.00¹	0.00¹	0.00¹	0.00¹

Net asset value at end of period	$32.06	$29.03	$25.32	$26.07	$21.19	$17.69

Total Return	10.44%²	14.94%	(2.84)%	23.10%	19.79%	(23.63)%

Ratios / supplemental data
Net assets ($000), end of period	$2,003,897	$2,185,221	$2,195,225	$2,210,268	$1,596,487	$1,046,881
Ratio of expenses to average net assets
Before custodian fee credits	1.08%³	1.11%	1.13%	1.14%	1.21%	1.31%
After custodian fee credits	1.07%³	1.11%	1.13%	1.14%	1.20%	1.30%
Ratio of net investment income after custodian fee credits to average net assets	0.44%³	0.44%	0.23%	0.07%	(0.05)%	(0.16)%
Portfolio turnover rate	0%²	1%	12%	5%	5%	6%
¹ Amount is less than $0.01 ² Not Annualized ³ Annualized

Institutional Shares (AMIGX)
Selected data per share of outstanding capital stock throughout each period:	Period ended¹
Nov. 30, 2013
Net asset value at beginning of period	$30.45
Income from investment operations
Net investment income	0.03
Net gains (losses) on securities (both realized and unrealized)	1.60
Total from investment operations	1.63
Less distributions
Dividends (from net investment income)	-
Distributions (from capital gains)	-
Total distributions	-
Paid-in capital from early redemption fees	0.00²

Net asset value at end of period	$32.08

Total Return	5.35%³

Ratios / supplemental data
Net assets ($000), end of period	$77,441
Ratio of expenses to average net assets
Before custodian fee credits	0.85%[4]
After custodian fee credits	0.84%[4]
Ratio of net investment income after custodian fee credits to average net assets	1.22%[4]
Portfolio turnover rate	0%³
¹ Operations commenced on 09/25/2013 ² Amount is less than $0.01 ³ Since inception 09/25/2013; not annualized [4] Since inception 09/25/2013; annualized

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2013	19

Amana Developing World Fund: Performance Summary

Average Annual Returns as of November 30, 2013

	10 Year	5 Year	1 Year	Expense Ratio¹
Investor Shares (AMDWX)	n/a	n/a	4.44%	1.54%
Institutional Shares (AMIDX)²	n/a	n/a	n/a	1.29%
MSCI Emerging Markets Index	12.10%	16.85%	3.66%	n/a

Growth of $10,000

The Amana Developing World Fund commenced operations September 28, 2009.	Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in Investor Shares of the Fund on September 28, 2009, to an identical amount invested in the MSCI Emerging Markets Index, a broad-based international equity index. The graph shows that an investment in Investor Shares the Fund would have risen to $10,818 versus $12,299 in the Index.

Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, expense ratios shown in this table are as of the Funds' most recent prospectus, which is dated September 25, 2013, and incorporates results for the fiscal year ended May 31, 2013. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different fiscal periods.

² Institutional shares of the Amana Developing World Fund began operations September 25, 2013, and consequently have no returns to report.

Fund Objective

The primary objective of the Developing World Fund is long-term capital growth, consistent with Islamic principles.

Top Ten Holdings		Portfolio Diversification
% of Fund Assets
Baidu ADS	3.0%
MercadoLibre	2.8%
VF	2.6%
Western Digital	2.5%
Telenor	2.5%
Aspen Pharmacare	2.4%
Genomma Lab Internacional	2.3%
Dr. Reddy's Laboratories ADS	2.2%
M. Dias Branco	2.1%
Telekomunikasi Indonesia ADS	2.0%

Industry weightings are shown as a percentage of total net assets.

20	Semi-Annual Report November 30, 2013

Amana Developing World Fund: Schedule of Investments

Common Stocks — 86.9%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Communications

Internet Media
Baidu ADS²	5,000	$411,115	$832,850	China³	3.0%

Telecom Carriers
Advanced Info Service	30,000	281,981	212,757	Thailand	0.8%
Axiata Group	195,000	394,272	406,382	Malaysia	1.5%
Millicom International	2,500	220,520	225,074	Luxembourg	0.8%
MTN Group	16,000	259,470	311,537	South Africa	1.1%
Telefonica Brasil ADS	15,000	371,442	291,900	Brazil	1.1%
Telekomunikasi Indonesia ADS	15,000	540,800	548,100	Indonesia	2.0%
Telenor	28,000	583,414	673,120	Malaysia³	2.5%
Turk Telekomunikasyon	100,000	455,786	323,655	Turkey	1.2%
		3,107,685	2,992,525		11.0%

		3,518,800	3,825,375		14.0%

Consumer Discretionary

Apparel, Footwear, Accessory Design
VF	3,000	310,438	703,740	United States	2.6%

Automobile OEM
Ford Otomotiv Sanayi	40,000	378,513	513,640	Turkey	1.9%

Department Stores
Robinson Department Store	175,000	340,943	296,532	Thailand	1.1%

E-Commerce Discretionary
MercadoLibre	7,000	500,586	774,970	Brazil³	2.8%

Passenger Transportation
Garuda Indonesia Persero²	2,000,000	113,678	82,732	Indonesia	0.3%

		1,644,158	2,371,614		8.7%

Consumer Staples

Food Manufacturing
Danone ADS	37,000	510,811	541,310	France	2.0%
Indofood CBP Sukses Makmur	250,000	250,542	208,679	Indonesia	0.8%
IOI	300,000	507,970	525,487	Malaysia	1.9%
M. Dias Branco	13,000	368,812	590,340	Brazil	2.1%
Tiger Brands	6,000	199,013	167,366	South Africa	0.6%
		1,837,148	2,033,182		7.4%

Household Products Manufacturing
Colgate-Palmolive	8,000	348,011	526,480	United States	1.9%
Kimberly-Clark de Mexico	160,000	488,255	472,019	Mexico	1.7%
Unilever ADS	12,500	500,899	506,250	United Kingdom	1.9%
		1,337,165	1,504,749		5.5%

Pharmacies & Drug Stores
Clicks Group	60,000	355,423	379,939	South Africa	1.4%

		3,529,736	3,917,870		14.3%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2013	21

Amana Developing World Fund: Schedule of Investments

Common Stocks — 86.9%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Energy

Exploration & Production
CNOOC ADS	2,500	$457,585	$511,700	China	1.9%

Integrated Oils
China Petroleum & Chemical ADS	1,040	69,690	89,731	China	0.3%
Petroleo Brasileiro ADS	25,000	523,255	398,500	Brazil	1.5%
Sasol ADS	10,000	494,222	495,400	South Africa	1.8%
		1,087,167	983,631		3.6%

		1,544,752	1,495,331		5.5%

Financials

Islamic Banking
BIMB Holdings	280,000	365,209	389,969	Malaysia	1.4%

Multi Asset Class Real Estate Ownership & Development
SM Prime Holdings	730,000	277,159	272,642	Philippines	1.0%

		642,368	662,611		2.4%

Health Care

Cardiovascular Devices
Mindray Medical International ADS	13,000	440,442	517,530	China³	1.9%

Generic Pharmaceuticals
Aspen Pharmacare²	25,000	371,659	645,179	South Africa	2.4%
Dr. Reddy's Laboratories ADS	15,000	457,465	611,250	India	2.2%
Richter Gedeon	20,000	367,156	405,515	Hungary	1.5%
		1,196,280	1,661,944		6.1%

Health Care Facilities
Bangkok Dusit Medical Services	125,000	368,757	511,451	Thailand	1.9%
IHH Healthcare²	300,000	391,875	377,003	Malaysia	1.4%
KPJ Healthcare	220,000	270,186	416,262	Malaysia	1.5%
		1,030,818	1,304,716		4.8%

Specialty Pharmaceuticals
Genomma Lab Internacional²	220,000	493,318	639,470	Mexico	2.3%
Kalbe Farma	4,500,000	400,361	458,032	Indonesia	1.7%
Mead Johnson Nutrition	6,000	352,781	507,060	United States	1.8%
		1,246,460	1,604,562		5.8%

		3,914,000	5,088,752		18.6%

Industrials

Infrastructure Construction
Companhia de Concessoes Rodoviarias	32,000	192,106	252,792	Brazil	0.9%
Jasa Marga	700,000	432,059	298,346	Indonesia	1.1%

		624,165	551,138		2.0%

Materials

Agricultural Chemicals
Quimica y Minera de Chile ADS	17,000	$689,167	$425,170	Chile	1.5%

Continued on next page.

22	Semi-Annual Report November 30, 2013	The accompanying notes are an integral part of these financial statements.

Amana Developing World Fund: Schedule of Investments

Common Stocks — 86.9%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Materials (continued)

Base Metals
Freeport-McMoRan Copper & Gold	15,000	$584,100	$520,350	Indonesia³	1.9%

Cement & Aggregates
PT Semen	350,000	400,687	374,109	Indonesia	1.4%

Precious Metal Mining
Alamos Gold	32,500	500,025	417,817	Mexico³	1.5%
Impala Platinum ADR	16,000	343,235	184,176	South Africa	0.7%
		843,260	601,993		2.2%

Raw Material Suppliers
Vale ADS	12,500	341,208	191,500	Brazil	0.7%

Steel Producers
Tenaris ADS	7,000	282,964	313,670	Argentina³	1.1%

		3,141,386	2,426,792		8.8%

Technology

Application Software
AutoNavi Holdings ADS²	25,000	318,248	379,500	China	1.4%

Computer Storage
Western Digital	9,000	363,962	675,360	China	2.5%

		682,210	1,054,860		3.9%

Utilities

Power Generation
Aboitiz Power	450,000	378,383	341,895	Philippines	1.3%
PGE	60,000	300,164	363,646	Poland	1.3%
		678,547	705,541		2.6%

Utility Networks
Enersis ADS	10,000	215,250	156,400	Chile	0.6%
Hong Kong & China Gas ADS	200,000	495,666	482,000	China	1.8%
Mania Electric	80,000	517,224	507,740	Philippines	1.8%
Petronas Gas	70,000	449,259	518,016	Malaysia	1.9%
		1,677,399	1,664,156		6.1%

		2,355,946	2,369,697		8.7%

Total investments		$21,597,521	23,764,040		86.9%
Other assets (net of liabilities)			3,598,115		13.1%
Total net assets			$27,362,155		100.0%
¹ Country of domicile unless otherwise indicated ² Non-Income producing security ³ Denotes a country or region of primary exposure ADS: American Depositary Share ADR: American Depositary Receipt

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2013	23

Amana Developing World Fund: Schedule of Investments

Countries

24	Semi-Annual Report November 30, 2013	The accompanying notes are an integral part of these financial statements.

Amana Developing World Fund

Statement of Assets and Liabilities
As of November 30, 2013

Assets
Investments in securities, at value (Cost $21,597,521)	$23,764,040
Cash	3,552,501
Receivable for Fund shares sold	27,010
Dividends and Income	25,608
Prepaid expenses	24,947
Total assets	27,394,106
Liabilities
Payable to affiliates	28,368
Payable for Fund shares redeemed	2,080
Accrued distribution fee	1,503
Total liabilities	31,951
Net Assets	$27,362,155

Analysis of Net Assets
Paid-in capital (unlimited shares authorized, without par value)	$26,445,908
Undistributed net investment income	67,857
Accumulated net realized loss	(1,317,960)
Unrealized net appreciation on investments	2,166,350
Net assets applicable to Fund shares outstanding	$27,362,155

Net asset value per Investor share	AMDWX
Net assets, at value	$22,053,556
Shares outstanding	2,040,860
Net asset value, offering and redemption price per share	$10.81

Net asset value per Institutional share	AMIDX
Net assets, at value	$5,308,599
Shares outstanding	490,766
Net asset value, offering and redemption price per share	$10.82

Statement of Operations
Period ended November 30, 2013

Investment income
Dividends (Net of foreign taxes of $12,385)	$165,421
Miscellaneous income	25
Gross investment income	165,446
Expenses
Investment adviser fees	124,415
Distribution fees — Investor Shares	30,465
Filing and registration fees	13,858
Printing and postage	8,635
Custodian fees	5,967
Retirement plan custodial fees
Investor Shares	3,951
Institutional Shares	5
Professional fees	2,758
Shareowner servicing fees
Investor Shares	2,373
Institutional Shares	6
Chief Compliance Officer expenses	601
Trustee fees	263
Other expenses	211
Total gross expenses	193,508
Less custodian fee credits	(5,967)
Net expenses	187,541
Net investment loss	$(22,095)

Net realized loss from investments and foreign currency	$(634,765)
Net increase in unrealized appreciation on investments and foreign currency	365,647
Net loss on investments	$(269,118)

Net decrease in net assets resulting from operations	$(291,213)

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2013	25

Amana Developing World Fund

Statements of Changes in Net Assets	Period ended November 30, 2013	Year ended May 31, 2013
Increase (decrease) in net assets from operations
From operations
Net investment income (loss)	$(22,095)	$138,279
Net realized loss on investments	(634,765)	(242,839)
Net increase in unrealized appreciation	365,647	2,064,454
Net increase (decrease) in net assets	(291,213)	1,959,894
Distributions to shareowners from
Net investment income
Investor Shares	-	-
Institutional Shares	-	-
Capital gains distribution
Investor Shares	-	-
Institutional Shares	-	-
Total distributions	-	-
Capital share transactions
Proceeds from the sale of shares
Investor Shares	5,462,350	8,373,705
Institutional Shares	5,360,170	-
Value of shares issued in reinvestment of dividends and distributions
Investor Shares	-	-
Institutional Shares	-	-
Cost of shares redeemed
Investor Shares	(8,077,404)	(3,498,897)
Institutional Shares	-
Early redemption fees retained	116	326
Net increase in net assets	2,745,232	4,875,134
Total increase in net assets	2,454,019	6,835,028

Net assets
Beginning of period	24,908,136	18,073,108
End of period	27,362,155	24,908,136

Undistributed net investment income	$67,857	$89,952

Shares of the Fund sold and redeemed
Investor Shares (AMDWX)
Number of shares sold	508,245	781,899
Number of shares issued in reinvestment of dividends and distributions	-	-
Number of shares redeemed	(744,365)	(329,859)
Net increase (decrease) in number of shares outstanding	(236,120)	452,040

Institutional Shares (AMIDX)
Number of shares sold	490,766	-
Number of shares issued in reinvestment of dividends and distributions	-	-
Number of shares redeemed	-	-
Net increase in number of shares outstanding	490,766	-

24	Semi-Annual Report November 30, 2013	The accompanying notes are an integral part of these financial statements.

Amana Developing World Fund: Financial Highlights

Investor Shares (AMDWX)
Selected data per share of outstanding capital stock throughout each period:	Period ended	Year ended May 31,			Period ended May 31,
	Nov. 30, 2013	2013	2012	2011	2010
Net asset value at beginning of period	$10.94	$9.90	$10.88	$10.16	$10.00
Income from investment operations
Net investment income	(0.01)	0.06	(0.01)	(0.06)	(0.05)
Net gains (losses) on securities (both realized and unrealized)	(0.12)	0.98	(0.96)	0.78	0.21
Total from investment operations	(0.13)	1.04	(0.97)	0.72	0.16
Less distributions
Dividends (from net investment income)	-	-	(0.01)	-	-
Total distributions	-	-	(0.01)	-	-
Paid-in capital from early redemption fees	0.00¹	0.00¹	0.00¹	0.00¹	0.00¹

Net asset value at end of period	$10.81	$10.94	$9.90	$10.88	$10.16

Total Return	(1.19)%[4]	10.51%	(8.94)%	7.09%	1.60%²

Ratios / supplemental data
Net assets ($000), end of period	$27,362	$24,908	$18,073	$15,839	$9,096
Ratio of expenses to average net assets
Before custodian fee credits	1.49%[5]	1.54%	1.63%	1.61%	1.59%³
After custodian fee credits	1.45%[5]	1.51%	1.61%	1.60%	1.58%³
Ratio of net investment income after custodian fee credits to average net assets	(0.18)%[5]	0.67%	(0.10)%	(0.63)%	(1.14)%³
Portfolio turnover rate	8%[4]	4%	12%	2%	5%²
¹ Amount is less than $0.01 ² Since inception 09/28/2009; not annualized ³ Since inception 09/28/2009; annualized [4] Not annualized [5] Annualized

Institutional Shares (AMIDX)
Selected data per share of outstanding capital stock throughout each period:	Period ended¹
Nov. 30, 2013
Net asset value at beginning of period	$10.87
Income from investment operations
Net investment income	-
Net gains (losses) on securities (both realized and unrealized)	(0.05)
Total from investment operations	(0.05)
Less distributions
Dividends (from net investment income)	-
Total distributions	-
Paid-in capital from early redemption fees	0.00²

Net asset value at end of period	$10.82

Total Return	(0.46)%³

Ratios / supplemental data
Net assets ($000), end of period	$5,309
Ratio of expenses to average net assets
Before custodian fee credits	1.34%[4]
After custodian fee credits	1.29%[4]
Ratio of net investment income after custodian fee credits to average net assets	0.03%[4]
Portfolio turnover rate	8%³
¹ Operations commenced on 09/25/2013 ² Amount is less than $0.01 ³ Since inception 09/25/2013; not annualized [4] Since inception 09/25/2013; annualized

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report November 30, 2013	27

Notes To Financial Statements

Note 1 — Organization

Amana Mutual Funds Trust (the "Trust") was organized as a Delaware Statutory Trust March 11, 2013, and is the successor to Amana Mutual Funds Trust, an Indiana Business Trust ("Prior Trust") organized on July 26, 1984, pursuant to a reorganization on July 19, 2013. Each Fund is a series of the Trust and the successor to the corresponding series of the Prior Trust. The Trust is registered as a no-load, open-end, diversified series management investment company under the Investment Company Act of 1940, as amended. The Trust restricts its investments to those acceptable to Muslims by investing in accordance with Islamic principles. Three portfolio series have been created. The Income Fund was first authorized to sell shares of beneficial interest to the public on June 23, 1986. The Growth Fund began operations on February 3, 1994. The Developing World Fund began operations on September 28, 2009. Institutional shares of each Fund were first offered September 25, 2013.

Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund and has in all respects the same rights and obligations as each other class of the Fund, except as otherwise provided herein. Each class of shares may be subject to different investment minimums and other conditions of eligibility as may be described in the prospectus for the particular class of shares, as from time to time in effect.

Income, realized and unrealized capital gains and losses, and expenses to be paid by a Fund and not allocated to a particular Class as provided below, shall be allocated to each Class on the basis of relative net assets. Expenses allocable to a specific Class are expenses specifically incurred by or for such Class including the following:

  Rule 12b-1 expenses; and
  Any applicable service fees.

Net investment income dividends and capital gain distributions paid by the Fund on each class of its shares will be calculated in the same manner on the same day and at the same time.

Note 2 — Unaudited Information

The information in this interim report has not been subject to independent audit.

Note 3 — Significant Accounting Policies

The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the United States of America, which are consistently followed by the Funds in preparation of their financial statements.

Security valuation:

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Foreign currency:

Investment securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Share valuation:

Each Fund computes the share price of each share class by dividing the net assets attributable to each share class by the outstanding shares of that class. Each share class represents an interest in the same investment portfolio. Each share class is identical in all respects except that each class bears its own class expenses, and each class has exclusive voting rights. As a result of the differences in the expenses borne by each share class, the share price will vary among a Fund's share classes.

Fair value measurements:

Accounting Standards Codification (ASC) 820-10 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for

28	Semi-Annual Report November 30, 2013

Notes To Financial Statements (continued)

Share Valuation Inputs as of November 30, 2013
Funds	Total	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Income Fund
Common Stocks	$1,552,840,983	$1,552,840,983	$-	$-
Halal Income	5,198,485	-	5,198,485	-
Total Assets	$1,558,039,468	$1,552,840,983	$5,198,485	$-

Growth Fund
Common Stocks	$2,045,037,863	$2,045,037,863	$-	$-
Total Assets	$2,045,037,863	$2,045,037,863	$-	$-

Developing World Fund
Common Stocks	$23,764,040	$11,184,897	$12,579,143	$-
Total Assets	$23,764,040	$11,184,897	$12,579,143	$-
During the period ended November 30, 2013, no Fund had transfers between Level 1 and Level 2.

example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The table above is a summary of the inputs used as of November 30, 2013, in valuing the Funds' investments carried at fair value.

Derivative instruments and hedging activities:

The Funds have adopted the financial accounting reporting rules required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the fiscal period ended November 30, 2013, the funds held positions in Rights Offerings as a result of actions taken by the board of directors of the underlying companies. Rights offerings are issued to existing shareowners of companies and allow shareowners to purchase additional company shares, generally at a discount to the current market price, prior to a set expiration date.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of November 30, 2013, by risk category are as follows:

Developing World Fund
Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives
Investments in securities, at value	Rights offerings	$-
Total		$-

Statement of Operations effects

Developing World Fund
Derivatives not designated as hedging instruments	Realized Gains
Rights offerings	$-
Total	$-

Developing World Fund
Derivatives not designated as hedging instruments	Unrealized Gains
Rights offerings	$-
Total	$-

Investment concentration:

The fundamental policies of the Funds prohibit earning interest, in accordance with Islamic principles. Consequently, cash is held in non-interest-bearing deposits with the Funds' custodian or other banks. "Other assets (net of liabilities)" in the Funds' Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Accounting Standards Codification ("ASC") 825, "Financial Instruments," identifies these items as a concentration of credit risk, requiring disclosure regardless of the degree of risk. The risk is managed by careful financial analysis and review of the custodian's operations, resources, and protections available to the Trust. This process includes evaluation of other financial institutions providing investment company custody services.

Federal income taxes:

The Funds intend to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.

Semi-Annual Report November 30, 2013	29

Notes To Financial Statements (continued)

The Funds recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed the Funds' tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010 — 2012) or expected to be taken in the Funds' 2013 tax returns. The Funds identify their major tax jurisdiction as US federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Reclassification of capital accounts:

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV. These reclassifications were due to over-distribution and a net investment loss.

	Income Fund	Growth Fund	Developing World Fund
Undistributed net income	$(169,625)	$3,539	$(45,420)
Accumulated gains (losses)	169,625	(3,539)	11,409
Paid-in capital	$-	$-	$34,011

Distributions to shareowners:

Dividends from equity securities and distributions to shareowners, which are determined in accordance with income tax regulations, are recorded as income on the ex-dividend date.

Dividends and distributions are payable at the end of December and May. As a result of their investment strategies, the Growth and Developing World Funds do not expect to pay income dividends. Dividends are paid in shares of the Funds, at the net asset value on the payable date. Shareowners may elect to take dividends in cash.

Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

Other:

The Funds record security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets. Net investment losses may not be utilized to offset net investment income in future periods for tax purposes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

Note 4 — Transactions with Affiliated Persons

Under a contract approved annually by Amana's independent trustees, Saturna Capital provides investment advisory services and certain other administrative and distribution services and facilities required to conduct Trust business. For such services, each Fund pays an advisory fee of 0.95% on the first $500 million of a fund's average daily net assets, 0.85% on the next $500 million, 0.75% on the next $500 million, and 0.65% on assets over $1.5 billion. For the fiscal period ended November 30, 2013, the Funds paid the following advisory fees to Saturna Capital:

Advisory Fees
Income Fund	$6,338,409
Growth Fund	8,382,793
Developing World Fund	$124,415

Certain officers and one trustee of Amana are also officers and directors of the investment adviser.

Saturna Capital also acts as transfer agent for the Trust for which each class of a Fund pays $0.25 per account per month. For the fiscal period ended November 30, 2013, the Funds paid the following transfer agent ("shareowner servicing") fees to Saturna Capital:

Shareowner Servicing Fees
Income Fund Investor Shares (AMANX)	$32,677
Income Fund Institutional Shares (AMINX)	12
Growth Fund Investor Shares (AMAGX)	52,187
Growth Fund Institutional Shares (AMIGX)	19
Developing World Fund Investor Shares (AMDWX)	2,373
Developing World Fund Institutional Shares (AMIDX)	$6

Saturna Brokerage Services, Inc. ("SBS"), a subsidiary of Saturna Capital, is registered as a broker-dealer and acts as distributor. The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act applicable to the Investor Shares of each Fund. The plan provides that the Funds will pay a fee to SBS at an annual rate of up to 0.25% of the average net assets applicable to Investor Shares of each Fund. The fee is paid to SBS as reimbursement for expenses incurred for distribution-related activity. For the fiscal period ended November 30, 2013, the Funds paid the following distribution fees to SBS:

Distribution (12b-1) Fees
Income Fund Investor Shares (AMANX)	$1,851,570
Income Fund Institutional Shares (AMINX)	n/a
Growth Fund Investor Shares (AMAGX)	2,630,278
Growth Fund Institutional Shares (AMIGX)	n/a
Developing World Fund Investor Shares (AMDWX)	$30,465
Developing World Fund Institutional Shares (AMIDX)	n/a

For the fiscal period ended November 30, 2013, Saturna Capital spent $1,907,430 from additional resources of its own, and not part of the 12b-1 expense of the Funds, to compensate broker-dealers or other financial intermediaries, or their affiliates, in connection with the sale, distribution, retention, and/or servicing of Fund shares. To the extent that these resources are derived from advisory fees paid by the Funds, these payments could be considered "revenue sharing." Any such payments will not change the net asset value or the price of a Fund's shares.

30	Semi-Annual Report November 30, 2013

Notes To Financial Statements (continued)

SBS is the primary broker used to effect portfolio transactions for the Trust and currently executes portfolio transactions for the Trust for free (no commissions). Should any change occur in this policy, shareowners would be notified. Transactions effected through other brokers may be subject to a commission payable to that broker.

Saturna Trust Company ("STC"), a subsidiary of Saturna Capital, acts as retirement plan custodian for Fund shareowners. Each class of a Fund pays an annual fee of $10 per account for retirement plan services to Saturna Trust Company. For the fiscal period ended November 30, 2013, the Funds paid the following retirement plan custodial fees to STC:

Retirement plan custodial fees
Income Fund Investor Shares (AMANX)	$14,418
Income Fund Institutional Shares (AMINX)	47
Growth Fund Investor Shares (AMAGX)	25,419
Growth Fund Institutional Shares (AMIGX)	51
Developing World Fund Investor Shares (AMDWX)	3,951
Developing World Fund Institutional Shares (AMIDX)	$5

Mr. Nicholas Kaiser serves as a trustee and president of the Trust. He is also a director and the chairman of Saturna Capital, Saturna Brokerage Services, and Saturna Trust Company. He is not compensated by the Trust. For the fiscal period ended November 30, 2013, the Trust incurred compensation expenses of $36,000, which is included in $43,956 of total expenses for the independent Trustees.

	Income Fund	Growth Fund	Developing World Fund
Trustee Fees	$13,158	$22,625	$217
Other Trustee expenses	$3,573	$4,337	$46

The officers of the Trust are paid by Saturna Capital, and not the Trust, except for the Chief Compliance Officer, who is partially compensated by the Trust. For the fiscal period ended November 30, 2013, the Trust incurred the following related to the expense of its Chief Compliance Officer:

	Income Fund	Growth Fund	Developing World Fund
Chief Compliance Officer	$20,420	$30,339	$601

On November 30, 2013, the trustees, officers, and their affiliates as a group, owned the following percentages of outstanding shares:

Trustees, officers, and affiliates' ownership
Income Fund Investor Shares (AMANX)	0.04%
Income Fund Institutional Shares (AMINX)	7.16%
Growth Fund Investor Shares (AMAGX)	0.05%
Growth Fund Institutional Shares (AMIGX)	4.13%
Developing World Fund Investor Shares (AMDWX)	1.42%
Developing World Fund Institutional Shares (AMIDX)	49.88%

Note 5 — Distributions to Shareowners

The tax characteristics of distributions paid for the fiscal period ended November 30, 2013, and the year ended May 31, 2013, were as follows (note: short-term capital gains are considered ordinary income for federal tax purposes):

Income Fund	November 30, 2013	May 31, 2013
Ordinary income	$-	$21,715,717
Long-term capital gain¹	$-	$-

Growth Fund	November 30, 2013	May 31, 2013
Ordinary income²	$-	$5,476,978

Developing World Fund	November 30, 2013	May 31, 2013
Ordinary income²	$-	$-

¹ Long-term capital gain dividend designated pursuant to Section 852(b)(3) of the Internal Revenue Code.

² By policy, the Growth and Developing World Funds seek to avoid paying income dividends.

The cost basis of investments for federal income tax purposes at November 30, 2013, were as follows:

	Income Fund	Growth Fund	Developing World Fund
Cost of investments	$939,417,036	$1,113,853,718	$21,597,521
Gross unrealized appreciation	626,457,739	938,461,081	3,937,236
Gross unrealized depreciation	(7,835,307)	(7,276,936)	(1,770,717)
Net unrealized appreciation	$618,622,432	$931,184,145	$2,166,519

As of May 31, 2013, the components of distributable earnings on a tax basis were as follows:

Income Fund
Undistributed ordinary income	$94,917
Tax accumulated earnings	94,917
Other accumulated losses	(4,961,112)
Unrealized appreciation	464,158,425
Total accumulated earnings	$459,292,230

Growth Fund
Undistributed ordinary income	$8,324,786
Tax accumulated earnings	8,324,786
Accumulated capital losses	(2,857,825)
Other accumulated losses	(705,140)
Unrealized appreciation	781,163,722
Total accumulated earnings	$785,925,543

Developing World Fund
Undistributed ordinary income	$103,663
Tax accumulated earnings	103,663
Accumulated capital and other losses	(480,134)
Other accumulated losses	(216,772)
Unrealized appreciation	1,801,345
Other unrealized losses	(642)
Total accumulated earnings	$1,207,460

Semi-Annual Report November 30, 2013	31

Notes To Financial Statements (continued)

Note 6 — Federal Income Taxes

At May 31, 2013, the Funds had the following capital loss carryforwards, subject to regulation. Prior to their expiration, such loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.

	Income Fund	Growth Fund	Developing World Fund
Capital loss carryforwards expiring 2018	$-	$-	$-
Capital loss carryforwards expiring 2019	-	2,857,825	19,458
Short-term loss carryforwards unlimited expiration	-	-	178,023
Long-term loss carryforwards unlimited expiration	-	-	282,653
Post-October loss deferral¹	$4,961,112	$705,140	$216,772

¹ Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a fund's next taxable year.

	Income Fund	Growth Fund	Developing World Fund
Utilized capital loss carryforward expiring 2018	$-	$1,658,283	$-
Utilized capital loss carryforward expiring 2019	-	1,958,761	-
Total capital loss carryforward utilized at May 31, 2013	$-	$3,617,044	$-

Note 7 — Investments

During the fiscal period ended November 30, 2013, the Funds purchased and sold the following amounts of securities.

	Purchases	Sales
Income Fund	$19,163,449	$1,211,641
Growth Fund	-	270,667,849
Developing World Fund	$6,018,680	$1,653,319

Note 8 — Custodian

Under agreements in place with the Trust's custodian, Bank of New York Mellon, custody fees are reduced by credits for cash balances. For the fiscal period ended November 30, 2013, such reductions were as follows:

	Income Fund	Growth Fund	Developing World Fund
Custodian Fee Credits	$36,166	$52,069	$5,967

Note 9 — Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The following distributions occurred subsequent to the date of this report:

Dec. 31, 2013 Distributions (amounts per share)	Short-term capital gain
Income Fund Investor Shares (AMANX)	n/a
Income Fund Institutional Shares (AMINX)	n/a
Growth Fund Investor Shares (AMAGX)	$0.01973
Growth Fund Institutional Shares (AMIGX)	$0.01973
Developing World Fund Investor Shares (AMDWX)	n/a
Developing World Fund Institutional Shares (AMIDX)	n/a

Dec. 31, 2013 Distributions (amounts per share)	Long-term capital gain
Income Fund Investor Shares (AMANX)	n/a
Income Fund Institutional Shares (AMINX)	n/a
Growth Fund Investor Shares (AMAGX)	$0.81974
Growth Fund Institutional Shares (AMIGX)	$0.81974
Developing World Fund Investor Shares (AMDWX)	n/a
Developing World Fund Institutional Shares (AMIDX)	n/a

Dec. 31, 2013 Distributions (amounts per share)	Ordinary income
Income Fund Investor Shares (AMANX)	$0.33233
Income Fund Institutional Shares (AMINX)	$0.39500
Growth Fund Investor Shares (AMAGX)	$0.19080
Growth Fund Institutional Shares (AMIGX)	$0.24203
Developing World Fund Investor Shares (AMDWX)	$0.04070
Developing World Fund Institutional Shares (AMIDX)	$0.04070

32	Semi-Annual Report November 30, 2013

Expenses

All mutual funds have operating expenses. As an Amana Mutual Fund shareowner, you incur ongoing costs, including management fees, distribution (or service) 12b-1 fees, and other Fund expenses such as shareowner reports (like this one). Operating expenses, which are deducted from a fund's gross earnings, directly reduce the investment return of a fund. Mutual funds (unlike other financial investments) only report their results after deduction of operating expenses.

With the Amana Funds, unlike many mutual funds, you do not incur sales charges (loads) on purchases, reinvested dividends, or other distributions. You do not incur redemption fees or exchange fees related to Saturna Individual Retirement Accounts. You may incur fees related to extra services requested by you for your account, such as bank wires. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Examples

The following examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2013 to November 30, 2013).

Actual Expenses

The first line for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The Funds may charge for extra services (such as domestic bank wires, international bank wires, or overnight courier delivery of redemption checks) rendered on request, which you may need to estimate to determine your total expenses.

Hypothetical Example For Comparison Purposes

The second line for each Fund provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of other mutual funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees charged by custodians other than Saturna Trust Company (note that Saturna does not charge such fees to shareowners directly on Saturna IRAs, ESAs, or HSAs with the Amana Funds), and charges for extra services such as check writing and bank wires.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees (note that the Amana Funds do not assess any such transactional costs). Therefore, the "Hypothetical" line of each fund is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

	Beginning Account Value [June 1, 2013]	Ending Account Value [November 30, 2013]	Expenses Paid During Period	Annualized Expense Ratio
Income Fund
Investor Shares (AMANX), Actual	$1,000.00	$1,115.80	$6.05¹	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.77¹	1.14%
Institutional Shares (AMINX), Actual	$1,000.00	$1,064.90	$4.66²	0.90%²
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.56²	0.90%²

Growth Fund
Investor Shares (AMAGX), Actual	$1,000.00	$1,104.40	$5.64¹	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.42¹	1.07%
Institutional Shares (AMIGX), Actual	$1,000.00	$1,053.50	$4.32²	0.84%²
Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	$4.26²	0.84%²

Developing World Fund
Investor Shares (AMDWX), Actual	$1,000.00	$988.10	$7.23¹	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.33¹	1.45%
Institutional Shares (AMIDX), Actual	$1,000.00	$995.40	$6.45²	1.29%²
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.53²	1.29%²

¹ Expenses for Investor Shares are equal to annualized expense ratios indicated above (based on the most recent semi-annual period of June 1, 2013, through November 30, 2013), multiplied by the average account value over the period, multiplied by 183/365 to reflect the semi-annual period.

² Expenses for Institutional Shares are based on data for the period since inception September 25, 2013, through November 30, 2013, and annualized.

Semi-Annual Report November 30, 2013	33

Renewal of Investment Advisory Contract

During their meeting of September 19, 2013, Amana's trustees discussed the Trust's various operating agreements. They focused on renewing the agreements of the three Funds of the Trust with Saturna Capital Corporation, discussing the nature, extent, and quality of the services provided by Saturna. The Trustees took into consideration that the Funds of the Trust offer a full range of high-quality investor services, including unique services for Islamic investors, and that these services had been enhanced, rather than scaled back, during recent economic difficulties. The Trustees discussed Saturna's experience, ability, and commitment to quality service through performing internally such functions as shareowner servicing, administration, retirement plan and trust services, accounting, marketing, and distribution — all in addition to investment management.

The Trustees took into consideration Saturna's continued avoidance of significant operational problems, plus its substantial investments in premises, personnel, training, and equipment to meet investor needs. They recognized Saturna's efforts to recruit and retain increasingly qualified, experienced, and specialized staff and improve the capital base on which Saturna operates, which the Trustees believe is important to the long-term success of the Funds. They appreciate Saturna's focus on investors, avoiding potential conflicts of interest.

The Trustees found that the long-term investment performance of the Growth and Income Funds, both in absolute numbers and relative to peers, continued to be good in a volatile period, reflecting Saturna's cautious investment style. The Trustees also took into consideration Saturna's investment style in considering the Funds' short and intermediate term performance and noted that the Funds were managed for the long term. The Trustees found that Saturna managed the Funds to continue to be an acceptable investment for Muslims as well as being highly attractive to all kinds of equity investors. They understood that Islamic restrictions increase Saturna's research expenses and obligations, and impose major constraints on Saturna's selection of portfolio investments.

The Trustees noted, in particular, that the strong performance of the Funds has been recognized by independent advisory organizations. As of May 31, 2013, Amana Income and Amana Growth maintained strong performance rankings in their respective mutual fund categories. Amana Income Fund ranked #1 (out of 119 similar funds) in Lipper's Equity Income category for 10-year performance. Amana Growth Fund ranked #13 (out of 254 funds) in the Multi-Cap Growth category for 10-year performance.

The Trustees noted that as of May 31, 2013, Amana Income maintained Morningstar's top "Five Star" Overall rating while Amana Growth received a "Four Star" Overall rating, and Developing World received a "Three Star" Overall rating. Morningstar's analysts continue to award both Amana Growth and Amana Income "Silver Shield" ratings.

The Trustees reviewed the fees and expenses of the Funds. They found each Fund's expense ratio to be comparable to retail funds in its peer group and to be fair given the size of each Fund, the services provided and expenses incurred by the adviser. They noted that "revenue sharing" (payments from Saturna's own resources) paid to unaffiliated intermediaries help make the Funds widely available and popular with investors, making it Saturna's largest expense in distributing the Funds. The Trustees recognized that the Funds' positive performance record had likely contributed to their growth in asset size, which resulted in lower expense ratios due to rising costs being spread over a larger asset base. The Trustees also took note of the costs borne by Saturna in creating and subsidizing operations of the Amana Developing World Fund.

The Trustees reviewed Saturna's financial information and discussed the issue of Saturna's profitability as related to management and administration of the Funds. They discussed the reasonableness of Saturna's profitability with respect to each of the Funds as part of their evaluation of whether the advisory fees bear a reasonable relationship to the mix of services provided by Saturna, including the nature, extent and quality of such services. The Trustees noted the more than twenty years of dedicated service provided to Amana shareowners by Saturna Capital.

The Trustees considered the extent to which advisory fees paid to the Adviser reflect economies of scale. The Trustees noted that as the Funds have grown, the Adviser has, on two occasions, voluntarily undertaken to include additional breakpoints within the Growth and the Income Funds' advisory fee structures. Fee breakpoints result in lowering operating expenses of the Funds and lower expense ratios. They also demonstrate that economies of scale are being shared with shareowners.

The Trustees considered the fees charged by Saturna to other kinds of accounts and the different services provided to those accounts, as well as the ways in which Saturna's investment management, research, and customer service operations performed for other accounts benefit the Funds.

The Trustees considered potential benefits to Saturna from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading in the Funds' portfolios. In fact, Saturna voluntarily waives brokerage commissions for Fund portfolio trades executed through its affiliated broker at a considerable cost to Saturna. This commission waiver results in savings to Fund shareowners.

The Trustees concluded that the fees paid by the Funds to Saturna were reasonable in light of the services provided, comparative performance, expense and advisory fee information, costs of services provided and profits to be realized and benefits derived or to be derived by Saturna from its relationship with the Funds. Following this discussion, the Trustees unanimously agreed to renew the Amana Growth Fund, Amana Income Fund, and Amana Developing World Funds' investment Advisory and Administration Agreements.

34	Semi-Annual Report November 30, 2013

Availability of Quarterly Portfolio Information

(1) The Amana Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.

(2) The Funds' Forms N-Q are available on the SEC's website at www.sec.gov.

(3) The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

(4) The Funds make a complete schedule of portfolio holdings after the end of each month available at www.amanafunds.com.

Availability of Proxy Voting Information

(1) A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna Capital at 1-888/73-AMANA; (b) on the Funds' website at www.amanafunds.com; and (c) on the SEC's website at www.sec.gov.

(2) Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 1-888/73-AMANA; (b) on the Funds' website at www.amanafunds.com; and (c) on the SEC's website at www.sec.gov.

Householding Policy

To reduce expenses, we may mail only one copy of the Funds' prospectus, each annual and semi-annual report, and proxy statements, when necessary, to those addresses shared by two or more accounts. If you wish to receive individual and/or more copies of these documents, please call us at 888/73-AMANA or write to us at Saturna Capital/Amana Mutual Funds, P.O. Box N, Bellingham, WA 98227. We will begin sending you individual copies thirty days after receiving your request.

If you are currently receiving multiple copies and wish to receive only one copy, please call us at 888/73-AMANA or write to us at Saturna Capital/Amana Mutual Funds, P.O. Box N, Bellingham, WA 98227. We will begin sending you a single copy with subsequent report mailings.

Privacy Statement

At Saturna Capital and the Amana Mutual Funds Trust, we understand the importance of maintaining the privacy of your financial information. We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.

In the course of our relationship, we gather certain non-public information about you, including your name, address, investment choices, and account information. We do not disclose your information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareholder reports and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies' use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.

We may share information within the Saturna Capital family of companies in the course of informing you about products or services that may address your investing needs.

We maintain our own technology resources to minimize the need for any third party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your information please call us at 1-800/SATURNA (1-800-728-8762).

Semi-Annual Report November 30, 2013	35

Amana Mutual Funds Trust began operations in 1986. Saturna Capital Corporation, with extensive experience in mutual funds, invests the Trust's portfolios and handles daily operations under supervision of Amana's Board of Trustees.

Saturna Capital
1300 N. State Street
Bellingham, WA 98225
1-800/728-8762
Daily prices at 1-888/73-AMANA
www.amanafunds.com

Investment Adviser, Administrator, and Transfer Agent	Saturna Capital Corporation Bellingham, WA
Custodian	Bank of New York Mellon Brooklyn, NY
Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP Philadelphia, PA
Legal Counsel	K & L Gates LLP Washington, DC

This report is for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus.

Item 2. Code of Ethics

Registrant has adopted a code of ethics and is included with this submission as Exhibit (a)(1). It may also be found on Registrant's website at http://www.amanafunds.com/retail/ethics.shtml.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not appllicable.

Item 11. Controls and Procedures

(a) Internal control over financial reporting is under the supervision of the principal executive and financial officers. On December 17, 2013, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer) reviewed the internal control procedures for Amana Mutual Funds Trust and found them reasonable and adequate.

(b) No change.

Item 12. Exhibits

Exhibits included with this filing:

(a)(1) Code of Ethics.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Signature

Nicholas Kaiser, President
Printed name and Title

January 17, 2014
Date

Pursuant to the requirements of the Securities Exchange Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities indicated.

By:

/s/ Nicholas Kaiser
Signature

Nicholas Kaiser, President
Printed name and Title

January 17, 2014
Date

By:

/s/ Christopher Fankhauser
Signature

Christopher Fankhauser, Treasurer
Printed name and Title

January 17, 2014
Date